Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (38,658)	$ (67,284)	$ (96,722)
Expected income tax recovery	(10,438)	(17,494)	(25,148)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	433	786	2,176
Other permanent differences	3,762	3,624	5,875
Withholding taxes	657	444	1,109
Change in enacted tax rates	135	22,960	0
Foreign tax rate differences, foreign exchange and other adjustments	1,585	138	(4,560)
Non-taxable income from equity investment	(6,834)	(3,245)	925
Change in valuation allowance	12,812	(11,637)	32,583
Change in uncertain tax position	0	0	301
Bargain purchase gain	0	0	(9,311)
Income tax expense (recovery)	$ 2,112	$ (4,424)	$ 3,950